Related Party Transactions	12 Months Ended
Oct. 31, 2018
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Related Party Transactions

Note 27: Related Party Transactions

Related parties include subsidiaries, associates, joint ventures, employee future benefit plans and key management personnel and their close family members. Close family members include spouses, common-law partners and dependent minors. Transactions with our subsidiaries are eliminated on consolidation, and are not disclosed as related party transactions.

Key Management Personnel Compensation

Key management personnel is defined as those persons having authority and responsibility for planning, directing and/or controlling the activities of an entity, being the members of our Board of Directors (“directors”) and certain senior executives.

The following table presents the compensation of our key management personnel:

(Canadian $ in millions)	2018	2017	2016
Base salary and incentives	21	23	22
Post-employment benefits	2	1	2
Share-based payments (1)	31	38	32
Total key management personnel compensation	54	62	56

(1)	Amounts included in share-based payments are the fair values of awards granted in the year.

We offer senior executives market interest rates on credit card balances, a fee-based subsidy on annual credit card fees, and a select suite of customer loan and mortgage products at rates normally accorded to preferred customers. At October 31, 2018, loans to key management personnel totalled $16 million ($10 million in 2017).

Directors receive a specified amount of their annual retainer in deferred stock units. Until a director’s shareholdings (including deferred stock units) are eight times greater than their annual retainer, they are required to take 100% of their annual retainer and other fees in the form of either our common shares or deferred stock units. They may elect to receive the remainder of such retainer fees and other remuneration in cash, common shares or deferred stock units.

Directors of our wholly owned subsidiary, BMO Financial Corp., are required to take a specified minimum amount of their annual retainer and other fees in the form of deferred stock units.

Joint Ventures and Associates

We provide banking services to our joint ventures and associates on the same terms offered to our customers for these services. Our investments in joint ventures of which we own 50% totalled $231 million as at October 31, 2018 ($182 million in 2017). Our investments in associates over which we exert significant influence totalled $471 million as at October 31, 2018 ($444 million in 2017).

The following table presents transactions with our joint ventures and associates:

(Canadian $ in millions)	2018	2017
Loans	195	178
Deposits	114	132
Fees paid for services received	71	66